INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS AND GOODWILL

11. INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software (1)	Goodwill	Total
Cost
Balance at December 31, 2020	$41,931	$197,000	$-	$119,000	$2,166,563	$2,524,494
Additions	-	-	23,000	433,000	8,353,609	8,809,609
Impairment	-	-	-	-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Additions	-	-	-	4,684	-	4,684
Foreign exchange translation	-	-	1,571	29,576	257,782	288,929
Impairment	-	-	(24,571)	(462,577)	(6,198,191)	(6,685,339)
Balance at December 31, 2022	$41,931	$197,000	$-	$123,683	$-	$362,614

Accumulated amortization
Balance at December 31, 2020	$41,931	$26,267	$-	$15,866	$-	$84,064
Charge for the year	-	34,147	3,450	98,369	-	135,966
Balance at December 31, 2021	41,931	60,414	3,450	114,235	-	220,030
Charge for the year	-	27,317	4,719	147,446	-	179,482
Foreign exchange translation	-	-	431	13,295	-	13,726
Impairment	-	-	(8,600)	(221,825)	-	(230,425)
Balance at December 31, 2022	$41,931	$87,731	$-	$53,151	$-	$182,813
Net book value:
December 31, 2021	$-	$136,586	$19,550	$437,765	$5,940,409	$6,534,310
December 31, 2022	$-	$109,269	$-	$70,532	$-	$179,801

(1)	Software acquired via acquisition of Vital and Dronelogics.

Brand

On March 25, 2021, the Company acquired the assets of Vital (note 3) and assigned $23,000 to the fair value of the brand.

Software

On March 25, 2021, the Company acquired the assets of Vital and assigned $433,000 to the fair value of the software.

Goodwill

On April 30, 2020, the Company acquired a 100% interest in Dronelogics, which included goodwill with a value of $2,166,563.

On March 25, 2021, the Company acquired the assets of Vital, which included goodwill. Goodwill was valued at $8,353,609.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2022

Expressed in Canadian Dollars

11.	INTANGIBLE ASSETS AND GOODWILL (CONT’D)

On December 31, 2022 the Company performed its annual goodwill impairment test on Vital and Dronelogics. The Company determined the recoverable amount based on a value in use calculation using the following key assumptions:

●	5 year post tax cash flow projections expected to be generated based on a financial forecast with a terminal growth rate of 2% (2021 – 2%).
●	Budgeted cash flows calculated using a weighted average revenue EBITDA margin of 6.5% (2021 – 14%) for Dronelogics and 0% (2021 – 42%) for Vital respectively were estimated by management based on the past performance and future growth prospects as well as observed trends among comparable companies.
●	Cash flows were discounted at the weighted average cost of capital of 19% (2021 – 17%) for Dronelogics and 29% (2021 – 24%) for Vital based on peer group averages and adjusted for the Company’s risk factors.

Based on the annual goodwill impairment test, the Company determined that the goodwill for Dronelogics and Vital required impairment, as such the Company recorded an impairment charge of $2,166,563 (2021 – nil) for Dronelogics and $4,031,628 (2021 - $4,579,763) for Vital. In addition to the goodwill, the Company deemed that the brand and software for Vital required impairment, as such the Company recorded an impairment charge of $15,971 and $240,752 respectively.

The most sensitive inputs to the value in use model are the growth and discount rates. All else being equal:

●	A 10% reduction in the Value in use for the discounted cash flow model would result in a reduction of $104,248 for Dronelogics (2021 – $597,100) and $Nil for Vital (2021 - $570,133).

Changing the above assumption would have no impact on the carrying amount for Dronelogics and Vital.